TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Supplement Dated April 2, 2015
to the Prospectuses for:

Merrill Lynch Variable Life Separate Account dated: May 1, 2001 (ML Investor Life, Investor Life Plus, Estate Investor I and Estate Investor II) and May 1, 2002 (ML Legacy Power)

Merrill Lynch Variable Life Separate Account II dated: May 1, 2014 (Prime Plan V); April 30, 1991 (ML Prime Plan Investor, ML Directed Life 2, Prime Plan 7); May 1, 1998 (Prime Plan IV);  January 2, 1991 (Prime Plan VI, Directed Life 1); and May 1, 1993 (Prime Plans I, II & III)

Variable Life

Merrill Lynch Variable Life Separate Account
• ML Investor Life
• ML Investor Life Plus
• ML Estate Investor I
• ML Estate Investor II
• ML Legacy Power

Merrill Lynch Life Variable Life Separate Account II
• ML Prime Plan I - VI
• ML Prime Plan 7
• ML Prime Plan Investor
• ML Directed Life 1
• ML Directed Life 2

The following information is added to your prospectus for your Transamerica Advisors Life Insurance Company (“TALIC”) variable life insurance policy listed above.

On April 1, 2015, TALIC filed a report on Form 8-K with the United States Securities and Exchange Commission (the “SEC”) stating that the financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 filed with the SEC, should no longer be relied upon due to an error in the tax valuation allowance.  The error principally relates to the scheduling of certain deferred tax liabilities in TALIC’s analysis of the future ability to utilize net operating loss carryforwards in tax expense calculations. This results in an overstatement of the valuation allowance and understatement of net income of approximately $42 million for the fourth quarter and year ended December 31, 2013, thereby changing the Company’s 2013 reported net loss from ($254) million to approximately ($212) million.

This accounting error will not affect the financial stability of the insurer or guarantees offered under your contract.

If you have any questions, please contact your financial representative or you can call TALIC at 1-800-354-5333.